Income Tax Expense - Deferred Tax Charged to Other Comprehensive Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Income tax relating to components of other comprehensive income [abstract]
Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	$ (51,638)		$ (12,559)	$ 30,459
Remeasurement of defined benefit obligations	2,140		44,447	(2,999)
Total	$ (49,498)	$ (1,617)	$ 31,888	$ 27,460